Note Payable to Shareholder	3 Months Ended
Mar. 31, 2022
Note Payable To Shareholder [Abstract]
Note Payable to Shareholder

Note 7 – Note Payable to Shareholder

Robert Goldstein, the CEO and majority shareholder, has loaned funds to the Company from time to time to cover general operating expenses. These loans are evidenced by unsecured, non-interest-bearing notes due on December 31, 2022.  During the year ended December 31, 2020, the Company’s majority shareholder paid expenses on behalf of the Company of $40,000, loaned an additional $520,600 to the Company and was repaid $616,801. During the year ended December 31, 2021, the Company’s majority shareholder paid expenses on behalf of the Company of $87,410 and loaned an additional $45,000 to the Company. During the three months ended March 31, 2022, the Company’s majority shareholder paid expenses on behalf of the Company of $0 and loaned an additional $179,000 to the Company. The amounts due to Mr. Goldstein are $755,260, $576,260 and $443,850 as of March 31, 2022 and December 31, 2021 and 2020, respectively.